UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-09261
                                  ---------------------------------
        Foxby Corp. (formerly, Internet Growth Fund, Inc.)
     --------------------------------------------------------------
        (Exact name of registrant as specified in charter)

        11 Hanover Square, New York, NY                10005
     --------------------------------------------------------------
        (Address of principal executive offices)     (Zip code)

        Thomas B. Winmill, President
        11 Hanover Square
        New York, NY 10005
     --------------------------------------------------------------
        (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-344-6310
                                                   ----------------

Date of fiscal year end:  12/31/02
                        ------------------
Date of reporting period:  4/1/02 - 9/30/02
                         ---------------------------

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

Item 1. Report to Shareholders


INTERNET GROWTH FUND, INC.

SEMI-ANNUAL REPORT
September 30, 2002

                                                                American Stock
                                                                Exchange Symbol:

                                                                FND

11 Hanover Square
New York, NY 10005

Tel 1-800-278-4353

www.internetgrowthfund.com

INTERNET GROWTH FUND, INC.                                  American Stock
                                                            Exchange Symbol: FND

11 Hanover Square, New York, NY 10005
www.internetgrowthfund.com

                                                                October 11, 2002

Dear Shareholders:

We are pleased to submit this Semi-Annual Report for the six months ended September 30, 2002 and to welcome our shareholders who have made their investment since the Fund's last Report. The Fund's fundamental investment objective is to seek capital appreciation by investing in a portfolio consisting primarily of equity securities issued by companies that the Fund's investment manager believes will benefit from growth of the Internet. Current dividend income is not an investment consideration. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of companies that engage in Internet and Internet-related activities. The Board of Directors adopted a new non-fundamental investment policy, effective July 12, 2002, that so long as the word "internet" is included in its name, the Fund will under normal market conditions seek to achieve its investment objective by investing 80% of its total assets in companies that directly or indirectly support, utilize, deal or market over, connect through, benefit by, or are otherwise involved in the Internet ("Internet companies").

                               Changes Announced

With the approval of the Fund's Board of Directors and shareholders, CEF Advisers, Inc. became the new investment manager of the Fund effective at the close of business on July 12, 2002. CEF is a unit of Winmill & Co. Incorporated (Nasdaq: WNMLA), a New York based asset manager. In this connection, the Fund's name was changed to Internet Growth Fund, Inc. and its CUSIP number became 46062H 10 0. In that regard, shareholders are not required to turn in their share certificates or take any other action. The Fund's listing on the American Stock Exchange under the symbol FND remains unchanged.

On September 13, 2002, the Fund announced that the Board of Directors had determined to rescind and eliminate the intention, as described in the Fund's prospectus dated October 26, 1999, to consider from time to time repurchases of the Fund's common stock on the open market when the shares are trading at a discount from net asset value and to consider, from time to time, but not more frequently than once every two years, making an offer to each shareholder of record to purchase at net asset value shares of common stock owned by the shareholder. Thus, the Fund does not currently intend to repurchase shares and no assurance can be given that the Fund will decide to repurchase shares in the future. While the Fund does not currently intend to repurchase shares, its officers and directors and the investment manager and their affiliates may and have purchased shares from time to time.

The Fund also announced at that time that the Board of Directors had determined also to eliminate all current non-fundamental investment policies and restrictions of the Fund, except for the non-fundamental investment policy that so long as the word "internet" is included in its name, the Fund will under normal market conditions seek to achieve its investment objective by investing 80% of its total assets in Internet companies. Both actions of the Board will become effective after 30 days, or October 14, 2002. The non-fundamental policies and restrictions that were eliminated include restrictions on selling securities short, purchasing securities on margin, investing in illiquid securities, purchasing securities of other investment companies, engaging in futures or options on futures transactions, engaging in options transactions, and borrowing money.

                               Review and Outlook

The technology sector, already weak, is showing signs of further deterioration in some areas. For example, Hewlett-Packard announced new cuts of 1,800 jobs beyond the 15,000 previously announced due to weak demand. In addition to Worldcom, accounting scandals are breaking out at three other telecom companies who say they entered into arrangements with Qwest Communications which helped it improperly recognize millions of dollars in revenue during 2000 and 2001. Adding to investor malaise was the recent report that three former executives of Homestore Inc., a web-based real estate firm, pleaded guilty to civil and criminal charges of deceiving investors by artificially inflating the company's revenues.

Yet, looking ahead, we believe economic conditions generally will be positive for investing. In an effort to help continuing to revive the economy, the Federal Reserve and the U.S. Government appear to be taking definite steps to stimulate growth. Importantly, the Federal Reserve recently voted to hold the Federal Funds target interest rate steady at 1.75%, and the statement announcing the decision suggests the potential for lower rates in coming months. At the same time, some isolated signs of a recovery appear to be in place. For example, while incurring a large loss due to one time charges and inventory write-offs, MicronTechnology recently reported that net sales for the August 31, 2002 quarter had surged approximately 56% from year earlier results.

Given this extraordinary mix of economic, legal and accounting problems, technology doldrums, and inter-net disillusionment, the Fund adopted a defensive position and at September 30, 2002 was invested substantially in short term Treasury bills. Should conditions be perceived to be changing, however, the Fund may consider increasing its investment in equities, and in certain conditions possibly adopting an aggressive posture using leverage, options and/or futures.

                   Purchase Shares at an Attractive Discount

The Fund's current net asset value per share is $2.56. With a recent closing on the American Stock Exchange of $2.20 per share, we believe this represents an important opportunity to purchase additional shares at an attractive discount from their underlying value. An affiliate of the investment manager recently purchased 125,000 shares of the Fund and management shares your optimism about the Fund going forward. If you have a question, please call 1-800-278-4353 and an Investor Service Representative will be happy to assist you, as always, without any obligation on your part.

We appreciate your support and look forward to serving your investment needs in the months and years ahead.

                                                Sincerely,

                                                /s/ Thomas B. Winmill

                                                Thomas B. Winmill
                                                President

                                                       INTERNET GROWTH FUND INC.

       Schedule of Portfolio Investments - September 30, 2002 (Unaudited)

  Shares                                                            Market Value
-----------                                                         ------------
             Common Stocks (3.89%)
             Computer Processing & Data Preparation (.32%)
     70,000  Tucows Inc.(2) .......................................      $21,700
                                                                      ----------
             Computer Programming, DataProcessing, etc. (.31%)
     24,400  Digital Fusion, Inc.(2) ..............................       20,740
                                                                      ----------
             Miscellaneous Business Services (3.16%)
     75,000  Safety Intelligence Systems Corp.(1)(2) ..............      212,145
                                                                      ----------
             Services-Prepackaged Software (.10%)
     28,100  GraphOn Corp.(2) .....................................        6,463
                                                                      ----------
               Total Common Stocks (cost: $592,070) ...............      261,048
                                                                      ----------
 Par Value
-----------
             Short Term Investments (96.11%)
$ 1,000,000  U.S. Treasury Bill, due 10/17/02 .....................      999,254
  1,260,000  U.S. Treasury Bill, due 10/24/02 .....................    1,258,667
  4,000,000  U.S. Treasury Bill, due 10/31/02 .....................    3,994,832
    193,027  Repurchase Agreement with State Street Bank & Trust,
             0.65%, due 10/1/02 (collateralized by U.S.Treasury
             Bonds) ...............................................      193,027
                                                                      ----------
               Total Short Term Investments (cost: $ 6,445,532) ...    6,445,780
                                                                      ----------
                 Total Investments (cost: $7,037,602) .............   $6,706,828
                                                                      ==========

             (1) Security is not publicly traded.
             (2) Non-income producing security.

INTERNET GROWTH FUND, INC.       See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES                     STATEMENT OF OPERATIONS
September 30, 2002 (Unaudited)                          Six Months Ended September 30, 2002 (Unaudited)
ASSETS:                                                 INVESTMENT INCOME:
  Investments at market value                             Interest ............................... $     31,840
    (cost: $7,037,602) (Note 2) ...... $  6,706,828       Dividends ..............................          149
    Cash .............................       13,023                                                ------------
                                       ------------         Total investment income ..............       31,989
  Total assets .......................    6,719,851                                                ------------
                                       ------------     EXPENSES:
LIABILITIES:                                              Investment management (Note 4) .........       34,734
  Accrued expenses ...................       39,262       Professional (Note 4) ..................       22,647
  Accrued management fees (Note 4) ...        5,497       Transfer agent .........................       18,002
                                       ------------       Directors ..............................       13,586
    Total liabilities                        44,759       Administration .........................       13,052
                                       ------------       Other ..................................        4,110
                                                          Printing ...............................        3,051
NET ASSETS: (applicable to 2,602,847                      Custodian ..............................        2,366
  shares outstanding: 500 million                         Registration (Note 4) ..................        1,378
  shares of $.01 par value authorized) $  6,675,092                                                ------------
                                       ============         Total expenses .......................      112,926
                                                                                                   ------------
NET ASSET VALUE PER SHARE                                     Net investment loss ................      (80,937)
($6,675,092/2,602,847 shares                                                                       ------------
outstanding) ......................... $       2.56     REALIZED AND UNREALIZED GAIN
                                       ============       (LOSS) ON INVESTMENTS AND
                                                          FOREIGN CURRENCIES:
At September 30, 2002, net assets                         Net realized loss on investments .......   (4,215,029)
  consisted of:                                           Unrealized appreciation on
Paid-in capital ...................... $ 23,919,906         investments during the period ........    2,468,154
Net unrealized depreciation                                                                        ------------
  on investments .....................     (330,774)        Net realized and unrealized loss on
Accumulated net realized loss                                 investments ........................   (1,746,875)
  on investments .....................  (16,765,867)                                               ------------
Accumulated deficit in net investment                       Net decrease in net assets resulting
  income .............................     (148,173)          from operations .................... $ (1,827,812)
                                       ------------                                                ============
                                       $  6,675,092
                                       ============


See accompanying notes to financial statements.       INTERNET GROWTH FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
Six Months Ended September 30, 2002 (Unaudited) and Year Ended March 31, 2002.

                                                          Six Months
                                                            Ended         Year
                                                        September 30,    Ended
                                                            2002        March 31,
                                                         (Unaudited)      2002
                                                        ------------- -----------
OPERATIONS:
  Net investment loss .................................  $   (80,937) $  (221,933)
  Net realized gain (loss) on:
    Long transactions .................................   (4,215,029)  (1,624,953)
    Options contracts expired or closed ...............            -      172,850
  Change in unrealized appreciation on investments ....    2,468,154    1,023,187
                                                         -----------  -----------
  Net decrease in net assets resulting from operations    (1,827,812)    (650,849)

DISTRIBUTIONS TO SHAREHOLDERS:
  Net realized gains ($0.26 per share) ................            -     (663,137)
                                                         -----------  -----------
  Total distributions .................................            -     (663,137)

CAPITAL SHARE TRANSACTIONS:
  Increase in net assets resulting from reinvestment
    of distributions (23,964 shares) ..................            -       81,842
                                                         -----------  -----------
    Total change in net assets ........................   (1,827,812)  (1,232,144)

NET ASSETS:
Beginning of period ...................................    8,502,904    9,735,048
                                                         -----------  -----------
End of period .........................................  $ 6,675,092  $ 8,502,904
                                                         ===========  ===========

INTERNET GROWTH FUND, INC.       See accompanying notes to financial statements.

                   Notes to Financial Statements (Unaudited)

(1) Internet Growth Fund, Inc. (the "Fund") was incorporated under the laws of the state of Maryland on August 24, 1998 and is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. The Fund commenced operations on October 29, 1999. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of companies that engage in Internet and Internet-related activities and, so long as the word "internet" is included in its name, the Fund will under normal market conditions seek to achieve its investment objective by investing 80% of its total assets in companies that directly or indirectly support, utilize, deal or market over, connect through, benefit by, or are otherwise involved in the Internet.

(2) The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. With respect to security valuation, securities traded on a national securities exchange or the Nasdaq National Market System ("NMS") are valued at the last reported sales price on the day the valuations are made. Such securities that are not traded on a particular day and securities traded in the over-the-counter market that are not on NMS are valued at the mean between the current bid and asked prices. Certain of the securities in which the Fund invests are priced through pricing services which may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features and ratings on comparable securities. Bonds may be valued according to prices quoted by a dealer in bonds which offers pricing services. Debt obligations with remaining maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts. Securities of foreign issuers denominated in foreign currencies are translated into U.S. dollars at prevailing exchange rates. Forward contracts are marked to market and the change in market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Dividends and distributions to shareholders are recorded on the ex-dividend date. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts.

(3) It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required. At October 31, 2001, the tax year end of the Fund, the Fund had a capital loss carryforward of approximately $10,509,510 which expires in 2009 available to offset future gains if any. On July 24, 2001, a distribution of $.257 per share was declared. The dividend was paid on August 9, 2001, to shareholders of record on July 26, 2001. The tax character of distributions paid were as follows:

                            Year Ended
                          March 31, 2002
                          --------------
Distributions paid from:
Ordinary income              $663,137
                             --------
                             $663,137
                             ========

                                                      INTERNET GROWTH FUND, INC.

As of March 31, 2002, the components of distributable earnings on a tax basis were as follows:

        Accumulated net investment loss   $          -
        Capital loss carryforward          (10,509,510)
        Unrealized appreciation             (4,907,492)
                                          ------------
                                          $(15,417,002)
                                          ============

(4) Effective July 12, 2002, the Fund retained CEF Advisers, Inc. as its Investment Manager. Previously, LCM Capital Management, Inc. ("LCM") was the manager. Under the terms of the Investment Management Agreement, the Fund pays the Investment Manager a fee for its services at the annual rate of 1.00% of the Fund's average daily net assets. The fee is accrued each calendar day and the sum of the daily fee accruals is paid monthly. The daily fee accrual is computed by multiplying 1/365 by the annual rate and multiplying the product by the net asset value of the Fund as of the close of business on the previous day. LCM's fee was substantially similar. Certain officers and directors of the Fund are officers and directors of the Investment Manager. The Fund reimbursed the Investment Manager $6,077 for providing certain administrative and accounting services beginning on July 12, 2002 at cost during the six months ended September 30, 2002.

(5) The Fund has an arrangement with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the Fund's expenses. Purchases and sales of investment securities (excluding short-term investments, options and short positions) aggregated $225,000 and $4,074,251, respectively, for the six months ended September 30, 2002. At September 30, 2002, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

        Appreciation                       $     249
        Depreciation                        (331,023)
                                           ---------
        Net depreciation on investments    $(330,774)
                                           =========

At September 30, 2002, the cost of investments for federal income tax purposes was $7,037,602.

(6) The Fund may engage in transactions in futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily change in the contract is included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed. There are several risks in connection with the use of futures contracts. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk the Fund may not be able to enter a closing transaction because of an illiquid secondary market. There were no open futures contracts at September 30, 2002.

INTERNET GROWTH FUND, INC.

                              FINANCIAL HIGHLIGHTS

                                                            Six Months      Year        Year          Period
                                                              Ended         Ended       Ended         Ended
                                                           September 30,   March 31,   March 31,     March 31,
                                                              2002           2002        2001         2000(a)
                                                             -------       -------     -------       --------
PER SHARE DATA*
Net asset value at beginning of period ..................... $  3.27       $  3.77     $ 14.81       $   9.35
                                                             -------       -------     -------       --------
Income from investment operations:
  Net investment income (loss) .............................    (.03)        (0.08)      (0.09)         (0.05)
  Net realized and unrealized gain (loss) on investments ...    (.68)        (0.16)     (10.45)(d)       5.51
                                                             -------       -------     -------       --------
  Total from investment operations .........................    (.71)        (0.24)     (10.54)          5.46
                                                             -------       -------     -------       --------
    Less distributions:
  Distributions to shareholders ............................       -         (0.26)      (0.50)             -
Net asset value at end of period ........................... $  2.56       $  3.27     $  3.77       $  14.81
                                                             -------       -------     -------       --------
TOTAL RETURN ON NET ASSET VALUE BASIS(b) ...................  (21.71)%       (6.65)%    (73.46)%        58.40%(b)
                                                             =======       =======     =======       ========
TOTAL RETURN ON MARKET VALUE BASIS (b) .....................  (27.67)%       (2.06)%    (71.89)%        24.38%(b)
                                                             =======       =======     =======       ========
RATIOS/SUPPLEMENTAL DATA
Net assets at end of period (000's omitted) ................ $ 6,675       $ 8,503     $ 9,735       $ 39,105
                                                             =======       =======     =======       ========
Ratio of expenses to average net assets ....................    3.25%(c)      3.17%       2.19%          1.78%(c)
                                                             =======       =======     =======       ========
Ratio of net investment income (loss) to average net assets   (2.33)%(c)     (2.41)%     (0.93)%        (0.94)%(c)
                                                             =======       =======     =======       ========
Portfolio turnover rate ....................................  194.25%        89.31%     550.56%        168.62%
                                                             =======       =======     =======       ========

(a)  From commencement of operations on October 29, 1999.
(b)  Not annualized.
(c)  Annualized.
(d) Includes $0.06 of gains resulting from the buy back of treasury shares at a discount from the net asset value.

                See accompanying notes to financial statements.
            -------------------------------------------------------

The annual meeting of shareholders of the Fund was held at 223 W. Lake Street, Chicago, Illinois 60606, on Tuesday, July 9, 2002 for the following purposes:

1. To consider and vote upon the approval of a new investment management agreement between the Fund and CEF Advisers, Inc.

                 Votes For      Votes Against      Abstentions
                 ---------      -------------      -----------
                 2,344,477         101,605            25,441

2.   To elect four directors.

     Director          Class    Term    Expiring   Votes For     Votes Abstained
     ---------------   -----   -------  --------   ---------     ---------------
     George B. Langa    I      1 year     2003     2,370,647         100,876
     David R. Stack     Il     2 years    2004     2,370,647         100,876
     Peter K. Werner    lll    3 years    2005     2,370,647         100,876
     Thomas B. Winmill  IV     4 years    2006     2,369,914         100,609

3.   To approve an ammendment to the Fund's Articles of Incorporation.

                 Votes For      Votes Against      Abstentions
                 ---------      -------------      -----------
                  824,838          172,280           30,900

      Thus, proposals 1 and 2, but not 3, were approved by shareholders.

                                                      INTERNET GROWTH FUND, INC.

                           DIVIDEND REINVESTMENT PLAN

The Fund has adopted a Dividend Reinvestment Plan (the "Plan"). Under the Plan, each dividend and capital gain distribution, if any, declared by the Fund on outstanding shares will, unless elected otherwise by each shareholder by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution, be paid on the payment date fixed by the Board of Directors or a committee thereof in additional shares. If the Market Price (as defined below) per share is equal to or exceeds the net asset value per share at the time shares are valued for the purpose of determining the number of shares equivalent to the cash dividend or capital gain distribution (the "Valuation Date"), participants will be issued additional shares equal to the amount of such dividend divided by the Fund's net asset value per share. If the Market Price per share is less than such net asset value on the Valuation Date, participants will be issued additional shares equal to the amount of such dividend divided by the Market Price. The Valuation Date is the day before the dividend or distribution payment date or, if that day is not an American Stock Exchange trading day, the next trading day. For all purposes of the Plan: (a) the Market Price of the shares on a particular date shall be the average closing market price on the five trading days the shares traded ex-dividend on the Exchange prior to such date or, if no sale occurred on any of these days, then the mean between the closing bid and asked quotations, for the shares on the Exchange on such day, and (b) net asset value per share on a particular date shall be as determined by or on behalf of the Fund.

--------------------------------------------------------------------------------

                                 PRIVACY POLICY

The Fund recognizes the importance of protecting the personal and financial information of its shareholders. We consider each shareholder's personal information to be private and confidential. This describes the practices followed by us to protect our shareholders' privacy. We may obtain information about you from the following sources: (1) information we receive from you on forms and other information you provide to us whether in writing, by telephone, electronically or by any other means; (2) information regarding your transactions with us, our corporate affiliates, or others. We do not sell shareholder personal information to third parties. We will collect and use shareholder personal information only to service shareholder accounts. This information may be used by us in connection with providing services or financial products requested by shareholders. We will not disclose shareholder personal information to any nonaf-filiated third party except as permitted by law. We take steps to safeguard shareholder information. We restrict access to nonpublic personal information about you to those employees and service providers who need to know that information to provide products or services to you. With our service providers we maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. Even if you are no longer a shareholder, our Privacy Policy will continue to apply to you. We reserve the right to modify, remove or add portions of this Privacy Policy at any time.

INTERNET GROWTH FUND, INC.

                             OFFICERS AND DIRECTORS

DIRECTORS                               OFFICERS
THOMAS B. WINMILL                       THOMAS B. WINMILL, Esq.
Chairman                                President
GEORGE B. LANGA/1/                      MARION E. MORRIS
DAVID R. STACK/1/                       Senior Vice President
PETER K. WERNER/1/                      WILLIAM G. VOHRER
                                        Treasurer
/1/Member, Audit Committee              MONICA PELAEZ, Esq.
                                        Vice President, Secretary
                                        HEIDI KEATING
                                        Vice President

Investment Manager                      Custodian
CEF Advisers, Inc.                      State Street Corporation
11 Hanover Square                       801 Pennsylvania Avenue
New York, NY 10005                      Kansas City, MO 64105

Independent Accountants                 Stock Transfer Agent and Registrar
Tait, Weller & Baker                    American Stock Transfer & Trust Co.
8 Penn Center                           59 Maiden Lane
Philadelphia, PA 19103                  New York, NY 10038

                                                      INTERNET GROWTH FUND, INC.

INTERNET GROWTH FUND, INC.
11 Hanover Square
New York, NY 10005





Printed on recycled paper
FND-SAR-9/02

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

     Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

     Not applicable.

Item 10. Controls and Procedures

(a)(i) The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Not applicable.

Item 10. Exhibits

(a) Not applicable.
(b) Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940(17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT and Exhibit 99.906.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                              Foxby Corp. (formerly, Internet Growth Fund, Inc.)

                              By:   /s/ Thomas B. Winmill
                                 ---------------------------------------------
                                    Thomas B. Winmill, President

                              Date: August 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                              Foxby Corp. (formerly, Internet Growth Fund, Inc.)

                              By:   /s/ William G. Vohrer
                                 ---------------------------------------------
                                    William G. Vohrer, Treasurer

                              Date: August 9, 2004